FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
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                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
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Phone:   (212) 421-2600
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Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               02/11/05
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-6286
                       ------------

Name:  J. Ezra Merkin*
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                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        1*
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Form 13F Information Table Entry Total:   21
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Form 13F Information Table Value Total:   $ 844,848  (thousands)
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List of Other Included Managers:

                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No. 1*
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          Form 13F File Number:  28-6286
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          Name:    J. Ezra Merkin
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*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                               December 31, 2004


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    Column 1                      Column 2         Column 3     Column 4       Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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ANCHOR GLASS CONTAINER CP NE     COMMON STOCK       03304B300  $ 98,648  14,679,755  SH        SOLE      N/A     14,679,755
APARTMENT INVESTMENT &           CL A COMMON STOCK  03748R101  $ 16,477     427,525  SH        SOLE      N/A        427,525
   MANAGEMENT CO
BIOSPHERE MEDICAL INC            COMMON STOCK       09066V103  $  6,066   1,559,268  SH        SOLE      N/A      1,559,268
BLUELINX HOLDINGS INC            COMMON STOCK       09624H109  $256,669  18,100,000  SH        SOLE      N/A     18,100,000
CONSECO INC                      COMMON STOCK       208464883  $ 41,754   2,092,953  SH        SOLE      N/A      2,092,953
CONSECO INC                      WARRANTS           208464123  $    326     108,891  SH        SOLE      N/A        108,891
FIRST UNION REAL ESTATE          SH BEN INT         337400105  $  4,543   1,205,158  SH        SOLE      N/A      1,205,158
HEALTHAXIS, INC.                 COMMON STOCK       42219D108  $     27      11,750  SH        SOLE      N/A         11,750
KINDRED HEALTHCARE INC           COMMON STOCK       494580103  $ 10,752     359,002  SH        SOLE      N/A        359,002
KOMAG INC                        COMMON STOCK       500453204  $ 28,170   1,500,001  SH        SOLE      N/A      1,500,001
MCI INC                          COMMON STOCK       552691107  $ 37,182   1,844,334  SH        SOLE      N/A      1,844,334
MILLICOM INTERNATIONAL           SHS                L6388F110  $ 39,017   1,716,549  SH        SOLE      N/A      1,716,549
   CELLULAR SA
NEW CENTURY FINANCIAL CORP M     COMMON STOCK       6435EV108  $  4,793      75,000  SH        SOLE      N/A         75,000
SAVVIS COMMUNICATIONS CORP       COMMON STOCK       805423100  $  3,803   3,278,137  SH        SOLE      N/A      3,278,137
SEPRACOR INC                     COMMON STOCK       817315104  $118,740   2,000,000  SH        SOLE      N/A      2,000,000
SPEEDUS CORP                     COMMON STOCK       847723103  $     25      21,548  SH        SOLE      N/A         21,548
SUN HEALTHCARE GROUP INC         COMMON STOCK       866933401  $  7,252     787,401  SH        SOLE      N/A        787,401
SUPERCONDUCTOR TECHNOLOGIES INC  COMMON STOCK       867931107  $    141     101,280  SH        SOLE      N/A        101,280
TELEGLOBE INTL HOLDINGS LTD*     COMMON STOCK       G87340108  $ 99,636  25,745,788  SH        SOLE      N/A     25,745,788
TELEWEST GLOBAL INC              COMMON STOCK       87956T107  $ 41,313   2,350,000  SH        SOLE      N/A      2,350,000
WALTER INDUSTRIES INC            COMMON STOCK       93317Q105  $ 29,514     875,000  SH        SOLE      N/A        875,000


* Teleglobe Bermuda Holdings Ltd, as a more than ten percent holder of Teleglobe International Holdings Ltd, submits filings to the Securities and Exchange Commission pursuant to
Section 13 and Section 16 of the Securities Exchange Act of 1934, as amended, with respect to its holdings of Teleglobe International Holdings Ltd. As set forth in the Schedule 13D, as amended, filed by Teleglobe Bermuda Holdings Ltd, Stephen Feinberg, through one or more intermediate entities, possesses sole power to vote and direct the disposition of all securities of Teleglobe International Holdings Ltd reported therein.